SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Indefinite useful lives:
League tournaments rights		$ 128,382,118	$ 113,770,697
Indefinite useful lives, net			113,770,697
Indefinite useful lives, net		63,975,816
Definite useful lives
Subtotal		21,846,833	27,832,436
Less: accumulated amortization		17,243,739	13,621,612
Definite useful lives, net		4,603,094	14,210,824
Intangible Assets, net		68,578,910	127,981,521
Agency Contract Rights [Member]
Definite useful lives
Subtotal		18,103,617	18,928,983
Talent Acquisition Costs [Member]
Definite useful lives
Subtotal		1,606,704	3,102,781
Game Copyright [Member]
Definite useful lives
Subtotal		1,011,779	969,336
Hongli Culture [Member]
Definite useful lives
Subtotal		829,389	794,597
Software [Member]
Definite useful lives
Subtotal		295,344	282,954
Customer Relationships [Member]
Definite useful lives
Subtotal			3,753,785
League Tournaments Rights [Member]
Indefinite useful lives:
League tournaments rights	[1]	86,366,829	76,263,589
Less: Impairment loss provision for League tournaments rights of Ninjas in Pyjamas		41,256,899
Ninjas in Pyjamas [Member]
Indefinite useful lives:
League tournaments rights		27,172,086	22,642,669
Less: Impairment loss provision for League tournaments rights of Ninjas in Pyjamas		23,149,403
Wuhan ESVF [Member]
Indefinite useful lives:
League tournaments rights		14,843,203	14,220,542
Young Will [Member]
Indefinite useful lives:
League tournaments rights			$ 643,897

[1]	League tournaments rights derived from business acquisition were $65,879,725 and $75,528,298 as of December 31, 2024 and 2025, respectively.